Average Annual Total Returns - FidelityFreedomBlendFunds-PremierComboPRO - FidelityFreedomBlendFunds-PremierComboPRO - Fidelity Freedom Blend 2050 Fund	Sep. 08, 2023
Fidelity Freedom Blend 2050 Fund - Premier Class | Return Before Taxes
Average Annual Return:
Past 1 year	(18.85%)
Since Inception	(7.12%)
Fidelity Freedom Blend 2050 Fund - Premier Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	(20.08%)
Since Inception	(9.24%)
Fidelity Freedom Blend 2050 Fund - Premier Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(10.40%)
Since Inception	(5.52%)
SP001
Average Annual Return:
Past 1 year	(18.11%)
Since Inception	(1.86%)	[1]
F0391
Average Annual Return:
Past 1 year	(18.17%)
Since Inception	(6.23%)	[1]

[1]	AFrom April 6, 2021.